Submission	Aug. 16, 2024
Submission [Line Items]
Central Index Key	0001655888
Registrant Name	Blue Owl Capital Corp
Form Type	N-14
Submission Type	N-14 8C
Fee Exhibit Type	EX-FILING FEES